DERIVATIVE WARRANT LIABILITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Derivative Warrant Liability Details
Derivative warrant liability, beginning of period	$ 1,681,973	$ 738,955	$ 738,955	$ 1,450,943
Fair value of warrants issued		704,005	1,198,564	768,435	$ 1,459,531
Total realized/unrealized losses included in net loss	(442,390)	173,906	838,219	(332,095)	(8,588)
Reclassification of liability to additional paid-in capital	(813,319)	(114,308)	(1,093,765)	(1,148,328)
Derivative warrant liability, end of period	$ 426,264	$ 1,502,558	$ 1,681,973	$ 738,955	$ 1,450,943